Finance Receivables, net (Tables)	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
Components of Finance Receivables
The following table lists the components of the finance receivables as of December 31, 2019 and 2018:

As of December 31	2018	2019
(in millions)	€	€
Finance receivables, gross	893.7	994.4
Unearned interest	(7.5)	(8.8)
Finance receivables, net	886.2	985.6
Current portion of finance receivables, gross	613.3	568.4
Current portion of unearned interest	(2.2)	(3.9)
Non-current portion of finance receivables, net	275.1	421.1

Finance Receivables Due for Payment
At December 31, 2019, finance receivables, gross due for payment in each of the next 5 years and thereafter are as follows:

(in millions)	€

2020	568.4
2021	257.7
2022	168.3
2023	—
2024	—
Thereafter	—
Finance receivables, gross	994.4